Stockholders' equity - Share capital (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stockholders' equity
Beginning balance (Shares)	163,914,741	150,903,000	149,063,000
Capital increase (cash contribution)	11,497,000	11,478,000
Exercise of share purchase rights	1,196,000	1,534,000	1,840,000
Ending balance (Shares)	176,608,195	163,914,741	150,903,000